Offerings	Apr. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested stock options under the Armis Security Ltd. 2020 Share Award Plan(2)
Amount Registered | shares	2,303,131
Proposed Maximum Offering Price per Unit	12.15
Maximum Aggregate Offering Price	$ 27,983,041.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,864.46
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the outstanding awards of unvested stock options and unvested restricted stock units assumed by the Registrant as a result of the consummation on April 20, 2026 of the transaction contemplated by the Share Purchase Agreement, dated as of December 23, 2025, by and among the Registrant, Armis Security Ltd., the Shareholders (as defined therein) and Insight Venture Partners, LLC as the Seller Agent.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the weighted average exercise price for shares subject to the outstanding unvested in-the-money options granted pursuant to the respective plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested restricted stock units under the Armis Security Ltd. 2020 Share Award Plan
Amount Registered | shares	408,042
Proposed Maximum Offering Price per Unit	86.71
Maximum Aggregate Offering Price	$ 35,381,321.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,886.17
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the outstanding awards of unvested stock options and unvested restricted stock units assumed by the Registrant as a result of the consummation on April 20, 2026 of the transaction contemplated by the Share Purchase Agreement, dated as of December 23, 2025, by and among the Registrant, Armis Security Ltd., the Shareholders (as defined therein) and Insight Venture Partners, LLC as the Seller Agent.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the weighted average exercise price for shares subject to the outstanding unvested in-the-money options granted pursuant to the respective plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on April 13, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested restricted stock units under the Armis Security Ltd. 2025 Retention Restricted Stock Unit Plan
Amount Registered | shares	5,464,920
Proposed Maximum Offering Price per Unit	86.71
Maximum Aggregate Offering Price	$ 473,863,213.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,440.51
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the outstanding awards of unvested stock options and unvested restricted stock units assumed by the Registrant as a result of the consummation on April 20, 2026 of the transaction contemplated by the Share Purchase Agreement, dated as of December 23, 2025, by and among the Registrant, Armis Security Ltd., the Shareholders (as defined therein) and Insight Venture Partners, LLC as the Seller Agent.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the weighted average exercise price for shares subject to the outstanding unvested in-the-money options granted pursuant to the respective plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on April 13, 2026.